Income and Expenses - Schedule of Deductible Temporary Differences for which No Deferred Tax Asset is Recognised (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Pension	SFr 1,335	SFr 1,870	SFr 728
Tax losses in Switzerland	106,861	233,840	170,443
Leases	(150)	(123)	(150)
Intangible asset	206,403	(4,025)	(4,025)
Total	SFr 314,449	SFr 231,562	SFr 166,996